                            SUPPLEMENT TO PROSPECTUS
             FOR THE MANUFACTURERS LIFE INSURANCE COMPANY OF AMERICA
                             SEPARATE ACCOUNT THREE
                                DATED MAY 1, 2000



         The section of the prospectus entitled "Tax Treatment of Policy Benefits - Interest on Policy Loans After Year 10" is deleted from the prospectus.



                         SUPPLEMENT DATED JUNE 13, 2000



SVUL99.SUPP6/2000